Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025
Impaired loans [abstract]
Interest income recognized on impaired loans	$ 29	$ 28	$ 23